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Environmental Accountability Portfolio
Environmental Accountability Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Environmental Accountability Portfolio Environmental Accountability Portfolio
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.52%	[1]
Total Annual Portfolio Operating Expenses	1.07%
Fee Waivers and Expense Reimbursements	0.22%	[2]
Net Expenses	0.85%
[1]	The Portfolio’s “Other Expenses” have been restated to reflect the expenses expected to be incurred for the Portfolio for the current fiscal year.
[2]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Environmental Accountability Portfolio | Environmental Accountability Portfolio | USD ($)	87	309	560	1,278

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that meet the Portfolio’s environmental criteria. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Larger cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $17 million to $2.9 trillion as of December 31, 2023.
As part of its process, the Advisor identifies companies that satisfy its certain identified environmental criteria, such as pollution prevention, environmental transparency and resource efficiency. The evaluation process is conducted on an industry-specific basis and involves the review of key indicators. These categories may be changed without shareholder approval. The Advisor also evaluates company environmental disclosure practices, including the existence of climate change policies and emissions reduction initiatives, as well as consideration of the company’s involvement in health and safety issues related to environmental controversies.
The Advisor’s process also employs negative screening to exclude from consideration those companies that do not meet minimum environmental performance standards, evidenced by a rank in the bottom quintile by a third-party data provider. The Advisor complements its environmental criteria by incorporating environmental metrics (both absolute third-party environmental data provider scores and momentum in the form of 12-month positive change in third-party environmental data provider scores) in a multi-factor model to select stocks that its models identify as having reasonable prices, good fundamentals and rising earnings expectations. These models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio uses favorable environmental metric scores as an overlay to the model to tilt its investments towards companies which demonstrate stronger environmental characteristics, such as lower emissions intensity, and stronger disclosure around policies, practices, and industry standards to shift to a low carbon economy. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compared to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
The Portfolio changed its investment strategy effective October 7, 2024 from an Environmental, Social and Governance (“ESG”) strategy to an environmental strategy. In connection with the change in investment strategy, the Portfolio changed its name from the Responsible ESG U.S. Equity Portfolio to the Environmental Accountability Portfolio. Performance information for periods prior to October 7, 2024 reflects a different investment strategy than the current investment strategy.

Environmental Accountability Portfolio
Year to date total return for the six months ended June 30, 2024 was 4.64%. During the periods shown in the bar chart, the highest quarterly return was 22.52% (for the quarter ended June 30, 2020) and the lowest quarterly return was -25.93% (for the quarter ended March 31, 2020).
Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns - Environmental Accountability Portfolio	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Environmental Accountability Portfolio	15.64%		11.13%		10.85%		Dec. 22, 2015
Environmental Accountability Portfolio | Return After Taxes on Distributions	13.31%		9.65%		9.72%		Dec. 22, 2015
Environmental Accountability Portfolio | Return After Taxes on Distributions and Sale of Fund Shares	10.88%		8.77%		8.75%		Dec. 22, 2015
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%		15.52%		13.07%		Dec. 22, 2015
Morningstar Large Blend Average	22.32%	[1]	13.50%	[1]	11.22%	[1]	Dec. 22, 2015
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Environmental Accountability Portfolio | Risk Not Insured Depository Institution [Member]
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Environmental Accountability Portfolio | Risk Lose Money [Member]
Therefore, you could lose money by investing in the Portfolio.
Environmental Accountability Portfolio | Market Risk [Member]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Environmental Accountability Portfolio | Frequent Trading Risk [Member]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Environmental Accountability Portfolio | Investment Style Risk [Member]
Investment Style Risk: The Portfolio invests in securities with earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Environmental Accountability Portfolio | Value Style Risk [Member]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Environmental Accountability Portfolio | Strategy Risk [Member]
Strategy Risk: The application of environmental standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor. The Portfolio’s minimum environmental performance standards and the use of negative screening in determining the subset of companies that are eligible as holdings will exclude certain companies that do not meet a minimum environmental score from a third-party environmental data provider, and these companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing minimum environmental performance standards will also subject the Portfolio to third party data provider risk.

Environmental Accountability Portfolio | Third Party Data Provider Risk [Member]
Third Party Data Provider Risk: In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.

Environmental Accountability Portfolio | Tax Managed Risk [Member]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.